Lease Agreements (Details) - USD ($)	9 Months Ended	12 Months Ended
	Mar. 31, 2023	Jun. 30, 2022
Lease Agreements (Details) [Line Items]
Monthly lease payment		$ 9,664
Weighted average remaining lease term	1 year 29 days
Financial Institution [Member]
Lease Agreements (Details) [Line Items]
Monthly lease payment	$ 22,723	22,810
Lease expiration date	December 2024
Financial Institution [Member] | Minimum [Member]
Lease Agreements (Details) [Line Items]
Monthly lease payment	$ 245	245
Financial Institution [Member] | Maximum [Member]
Lease Agreements (Details) [Line Items]
Monthly lease payment	$ 9,664	$ 9,664